Document and Entity Information		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Cover [Abstract]
Entity Registrant Name		INSPIRE MEDICAL SYSTEMS, INC.
Entity Central Index Key		0001609550
Document Type		8-K
Amendment Flag		false
Document Period End Date		Apr. 30, 2026
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38468
Entity Tax Identification Number		26-1377674
Entity Address, Address Line One		5500 Wayzata Blvd.
Entity Address, Address Line Two		Suite 1600
Entity Address, City or Town		Golden Valley
Entity Address, State or Province		MN
Entity Address, Postal Zip Code		55416
City Area Code		844
Local Phone Number		672-4357
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		INSP
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Document Information [Line Items]
Current Fiscal Year End Date	--12-31